Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	60 Months Ended	74 Months Ended	103 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000082487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	13.17%		5.81%			7.87%
C000051481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	13.92%		6.54%			8.61%
C000088835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	11.51%		5.22%			7.42%
C000011997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	7.32%		4.87%			7.51%
C000011998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	13.60%		6.28%			8.36%
C000012000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	16.88%		8.84%			10.26%
C000011999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.55%		7.42%			9.40%
C000088838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.70%		7.77%			9.30%
C000051482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.23%		9.13%			10.51%
C000082488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	16.41%		8.36%			9.76%
C000082489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	11.51%		3.95%			5.96%
C000051483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	12.24%		4.67%			6.68%
C000088841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.88%		3.37%			5.51%
C000012001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.87%		3.03%			5.59%
C000012002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	12.01%		4.40%			6.43%
C000063261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.05%		10.38%			11.23%
C000063260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	13.50%		8.93%			10.36%
C000088844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	17.85%		9.29%			10.26%
C000063262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	20.37%		10.66%			11.48%
C000082490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	19.53%		9.89%			10.73%
C000089952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	14.76%		6.99%			8.80%
C000089956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.57%		7.74%			9.54%
C000089954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	13.10%		6.40%			8.34%
C000089953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.00%		6.06%			8.43%
C000089955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.28%		7.47%			9.28%
C000089959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	18.47%		9.90%			10.89%
C000089957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	11.93%		8.45%			10.03%
C000089958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	16.26%		8.80%			9.94%
C000089960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	18.70%		10.17%			11.15%
C000089961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	17.87%		9.40%			10.39%
C000089966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	20.39%		10.21%			10.91%
C000089965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.21%		10.99%			11.68%
C000089963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	18.73%		9.60%			10.45%
C000089962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	14.25%		9.25%			10.54%
C000089964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.92%		10.71%			11.42%
C000187070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.08%		10.75%		11.05%
C000187068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	14.44%		9.29%		10.07%
C000187069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	18.90%		9.65%		9.98%
C000187072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.41%		11.02%		11.30%
C000187071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	20.53%		10.25%		10.54%
C000213847 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	20.44%		10.23%	11.37%
C000213844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.39%		11.01%	12.15%
C000213843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	18.76%		9.63%	10.76%
C000213845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	14.32%		9.26%	10.62%
C000213846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.02%		10.73%	11.88%
C000251825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.98%	19.35%
C000251826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	14.39%	12.77%
C000251827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	18.84%	17.90%
C000251828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.26%	19.70%
C000251824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	20.45%	18.68%
Without Sales Load [Member] | C000088835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	12.51%		5.22%			7.42%
Without Sales Load [Member] | C000011997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.27%		6.01%			8.09%
Without Sales Load [Member] | C000011999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	16.67%		8.59%			9.99%
Without Sales Load [Member] | C000088838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.70%		7.77%			9.30%
Without Sales Load [Member] | C000088841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.88%		3.37%			5.51%
Without Sales Load [Member] | C000012001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.74%		4.14%			6.16%
Without Sales Load [Member] | C000063260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	19.79%		10.11%			10.95%
Without Sales Load [Member] | C000088844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	18.85%		9.29%			10.26%
Without Sales Load [Member] | C000089954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	14.10%		6.40%			8.34%
Without Sales Load [Member] | C000089953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.04%		7.21%			9.02%
Without Sales Load [Member] | C000089957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	18.13%		9.63%			10.62%
Without Sales Load [Member] | C000089958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	17.26%		8.80%			9.94%
Without Sales Load [Member] | C000089963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	19.73%		9.60%			10.45%
Without Sales Load [Member] | C000089962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.58%		10.43%			11.14%
Without Sales Load [Member] | C000187068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.79%		10.48%		10.77%
Without Sales Load [Member] | C000187069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	19.90%		9.65%		9.98%
Without Sales Load [Member] | C000213843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	19.76%		9.63%	10.76%
Without Sales Load [Member] | C000213845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.66%		10.45%	11.59%
Without Sales Load [Member] | C000251826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.73%	19.02%
Without Sales Load [Member] | C000251827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	19.84%	17.90%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%	16.36%	13.59%	15.52%	14.55%	14.59%
Bloomberg U S Aggregate Bond C000082489 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000051483 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000012002 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000088841 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U S Aggregate Bond C000012001 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
LifePath Dynamic 2030 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2030 Fund Custom Benchmark
Average Annual Return, Percent	14.33%		5.95%			7.94%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	2.89%	(0.36%)	0.95%	1.75%	2.01%
LifePath Dynamic 2040 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2040 Fund Custom Benchmark
Average Annual Return, Percent	17.67%		8.48%			9.91%
Russell 1000 C000082489 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 C000051483 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 C000012002 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 C000088841 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 C000012001 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
LifePath Dynamic Retirement Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic Retirement Fund Custom Benchmark
Average Annual Return, Percent	12.68%		4.13%			6.02%
LifePath Dynamic 2050 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2050 Fund Custom Benchmark
Average Annual Return, Percent	20.74%		10.41%			11.19%
LifePath Dynamic 2035 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2035 Fund Custom Benchmark
Average Annual Return, Percent	16.08%		7.27%			8.97%
LifePath Dynamic 2045 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2045 Fund Custom Benchmark
Average Annual Return, Percent	19.15%		9.58%			10.68%
LifePath Dynamic 2055 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2055 Fund Custom Benchmark
Average Annual Return, Percent	21.59%		10.76%			11.38%
LifePath Dynamic 2060 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2060 Fund Custom Benchmark
Average Annual Return, Percent	21.74%		10.80%		11.21%
LifePath Dynamic 2065 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2065 Fund Custom Benchmark
Average Annual Return, Percent	21.74%		10.79%	12.19%
LifePath Dynamic 2070 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2070 Fund Custom Benchmark
Average Annual Return, Percent	21.74%	16.39%